Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Borrowings

	2024	2023

Capital funding	1,533	763

Operational funding	1,480	1,593

On December 31	3,013	2,356

Current	37	32

Non-current	2,976	2,325

On December 31	3,013	2,356

Fair value of borrowings	3,076	2,459

Summary of Undrawn Committed Borrowings Facilities

Undrawn committed borrowing facilities:	2024	2023

Floating-rate

- Expiring beyond one year	1,544	2,623

On December 31	1,544	2,623

Capital funding [member]
Statement [LineItems]
Summary of Borrowings
A detailed composition of capital funding is included in the following table:

(sorted at maturity)	Coupon rate	Coupon date	Issue / Maturity	2024	2023

USD 760 million Senior Unsecured Notes	5.500%	Semi-annually, April 16	2024 / 27	731	-

GBP 250 million Medium-Term Notes	6.125%	December 15	1999 / 31	301	287

GBP 400 million Senior Unsecured Notes	6.625%	Semi-annually, December 16	2009 / 39	480	457

Other				20	18

On December 31				1,533	763

Operational funding [member]
Statement [LineItems]
Summary of Borrowings

	Coupon rate	Coupon date	Issue / Maturity	2024	2023

FHLB Secured borrowings 1	Fixed	Quarterly	2022 / 26	1,449	1,562

North Westerly VI Note 1	Floating	Quarterly	2020 / 32	15	15

North Westerly VII Note 1	Floating	Quarterly	2021 / 34	16	16

On December 31				1,480	1,593

1	Issued by a subsidiary of Aegon Ltd.